Other investments (Tables)	12 Months Ended
Dec. 31, 2022
Other investments
end of	2022	2021
Other investments (CHF million)
Equity method investments	1,619	1,644
Equity securities (without a readily determinable fair value) [1]	3,213	3,317
of which at net asset value	73	54
of which at measurement alternative	368	347
of which at fair value	2,726	2,869
of which at cost less impairment	46	47
Real estate held-for-investment [2]	99	76
Life finance instruments [3]	587	789
Total other investments	5,518	5,826
1
Includes private equity, hedge funds and restricted stock investments as well as certain investments in non-marketable mutual funds for which the Group had neither significant influence nor control over the investee.

2
As of the end of 2022 and 2021, real estate held-for-investment included foreclosed or repossessed real estate of CHF 20 million and CHF 9 million, respectively, of which CHF 20 million and CHF 6 million, respectively, were related to residential real estate.

3 Includes single premium immediate annuity contracts.

Impairments and adjustments on equity securities at measurement alternative	Equity securities at measurement alternative
in / end of	2022	Cumulative	2021
Impairments and adjustments (CHF million)
Impairments and downward adjustments	(12)	(55)	(17)
Upward adjustments	9	147	1

Bank
Other investments
end of	2022	2021
Other investments (CHF million)
Equity method investments	1,618	1,636
Equity securities (without a readily determinable fair value) [1]	3,212	3,315
of which at net asset value	72	53
of which at measurement alternative	366	345
of which at fair value	2,727	2,869
of which at cost less impairment	47	48
Real estate held-for-investment [2]	46	48
Life finance instruments [3]	587	789
Total other investments	5,463	5,788
1
Includes private equity, hedge funds and restricted stock investments as well as certain investments in non-marketable mutual funds for which the Bank has neither significant influence nor control over the investee.

2
As of the end of 2022 and 2021, real estate held-for-investment included foreclosed or repossessed real estate of CHF 20 million and CHF 9 million, respectively, of which CHF 20 million and CHF 6 million, respectively, were related to residential real estate.

3 Includes single premium immediate annuity contracts.

Impairments and adjustments on equity securities at measurement alternative	Equity securities at measurement alternative
in / end of	2022	Cumulative	2021
Impairments and adjustments (CHF million)
Impairments and downward adjustments	(12)	(55)	(17)
Upward adjustments	9	147	1